ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 96.0%

Communication Services — 5.3%
Alphabet, Cl A(A) *	34,566	$4,706,852
Netflix*	10,367	4,495,961
Verizon Communications	272,050	9,516,309
		18,719,122
Consumer Discretionary — 6.2%
Booking Holdings*	1,560	4,843,847
General Motors	119,285	3,997,240
Lowe's(A)	19,570	4,510,494
McDonald's(A)	15,622	4,392,125
NIKE, Cl B	41,564	4,227,474
		21,971,180
Consumer Staples — 20.1%
Altria Group(A)	402,596	17,802,795
Coca-Cola	73,614	4,404,326
Colgate-Palmolive(A)	118,667	8,718,464
Costco Wholesale	8,186	4,496,406
Kraft Heinz(A)	253,474	8,387,455
PepsiCo(A)	48,681	8,661,323
Philip Morris International(A)	46,281	4,445,753
Procter & Gamble	29,102	4,491,603
Walmart(A)	57,159	9,294,625
		70,702,750
Energy — 6.5%
Chevron(A)	56,036	9,027,400
ConocoPhillips(A)	77,480	9,222,444
Exxon Mobil(A)	42,648	4,742,031
		22,991,875
Financials — 7.1%
American Express	26,803	4,234,605
American International Group	75,309	4,407,083
Capital One Financial	39,038	3,997,101
Citigroup(A)	96,604	3,988,779
Goldman Sachs Group	12,711	4,165,522
JPMorgan Chase	28,930	4,233,327
		25,026,417
Health Care — 25.7%
AbbVie(A)	61,227	8,997,920
Amgen(A)	39,181	10,043,658
Bristol-Myers Squibb(A)	221,715	13,668,730
Eli Lilly(A)	30,109	16,686,409
Gilead Sciences(A)	180,261	13,786,361
Johnson & Johnson(A)	26,924	4,353,072
Merck(A)	129,580	14,121,628
UnitedHealth Group	18,018	8,587,018
		90,244,796
Description	Shares	Fair Value
Industrials — 5.0%
Caterpillar	15,753	$4,428,641
General Electric(A)	40,162	4,596,942
Lockheed Martin(A)	10,076	4,517,575
United Parcel Service, Cl B	24,513	4,152,502
		17,695,660
Information Technology — 16.4%
Accenture PLC, Cl A	14,167	4,586,850
Adobe*	8,281	4,631,895
Advanced Micro Devices*	38,666	4,087,770
Apple(A)	46,495	8,735,016
Broadcom	4,943	4,561,845
Cisco Systems	86,349	4,952,115
International Business Machines(A)	31,725	4,658,182
Microsoft(A)	13,519	4,430,987
NVIDIA	9,777	4,825,438
QUALCOMM	68,857	7,886,191
Texas Instruments(A)	25,493	4,284,354
		57,640,643
Materials — 2.5%
Dow(A)	81,519	4,447,677
Linde	11,700	4,528,368
		8,976,045
Real Estate — 1.2%
Simon Property Group‡	36,250	4,114,013

Total Common Stock
(Cost $321,942,775)		338,082,501

EXCHANGE TRADED FUND — 5.1%
SPDR Bloomberg 1-3 Month T-Bill ETF(A)	196,327	18,034,598

Total Exchange Traded Fund (Cost $17,958,257)		18,034,598

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, Cl Institutional 5.25%(B)	1,362,924	1,362,924

Total Short-Term Investment (Cost $1,362,924)		1,362,924

Total Investments - 101.5%
(Cost $341,263,956)		$357,480,023

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2023 (Unaudited) (Concluded)

Description	Fair Value

WRITTEN OPTIONS — -1.7%
Total Written Options
(Premiums Received $6,479,302)	$(5,894,678)

Percentages are based on Net Assets of $352,055,545.

A list of the Exchange Traded Option Contracts held by the Fund at August 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.7)%
Call Options
S&P 500 Index*	(472)	$210,040,000	$4,450	09/16/23	$(4,330,128)
S&P 500 Index*	(325)	146,250,000	4,500	09/16/23	(1,564,550)
					(5,894,678)
Total Written Options
(Premiums Received $6,479,302)					$(5,894,678)

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $62,760,773.
(B)	The rate reported is the 7-day effective yield as of August 31, 2023.

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor's

SPDR — Standard & Poor's Depository Receipt

MER-QH-001-0700

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Communication Services — 5.5%
Activision Blizzard	6,506	$598,486
AT&T	42,561	629,477
ATN International	15,635	560,827
Electronic Arts	4,861	583,223
Iridium Communications	11,989	586,862
Madison Square Garden Sports	3,121	555,538
Marcus	36,645	556,638
New York Times, Cl A	14,789	654,709
Scholastic	13,548	588,661
TEGNA	34,825	575,657
T-Mobile US*	4,427	603,179
Verizon Communications	18,266	638,944
World Wrestling Entertainment, Cl A	5,641	544,639
		7,676,840
Consumer Discretionary — 6.3%
Adtalem Global Education*	13,223	579,829
Grand Canyon Education*	5,209	610,755
McDonald's	2,076	583,668
Monro	16,870	552,324
Murphy USA	1,982	629,562
O'Reilly Automotive*	644	605,167
Perdoceo Education	37,404	619,784
Service International	9,135	576,510
Strategic Education	7,921	613,878
Stride*	15,173	644,700
Sturm Ruger	10,783	556,187
Texas Roadhouse, Cl A	5,460	568,386
Ulta Beauty*	1,359	564,026
Wendy's	27,598	546,164
Yum! Brands	4,435	573,800
		8,824,740
Consumer Staples — 19.4%
Altria Group	13,542	598,826
BellRing Brands*	16,644	690,726
BJ's Wholesale Club Holdings*	8,760	590,336
Calavo Growers	15,889	523,701
Campbell Soup	13,197	550,315
Casey's General Stores	2,444	597,338
Church & Dwight	6,297	609,361
Clorox	3,633	568,383
Coca-Cola	9,815	587,231
Coca-Cola Consolidated	857	598,957
Colgate-Palmolive	7,813	574,021
Conagra Brands	18,442	551,047
Edgewell Personal Care	15,349	591,857
Description	Shares	Fair Value
Consumer Staples (continued)
Flowers Foods	23,891	$562,872
Fresh Del Monte Produce	21,357	545,671
General Mills	8,097	547,843
Grocery Outlet Holding*	17,904	552,338
Hershey	2,611	560,999
Hormel Foods	14,698	567,196
Hostess Brands, Cl A*	25,312	720,887
Ingredion	5,440	559,830
J & J Snack Foods	3,448	559,024
J M Smucker	3,995	579,075
John B Sanfilippo & Son	5,568	558,749
Kellogg	9,195	561,079
Keurig Dr Pepper	17,734	596,749
Kimberly-Clark	4,663	600,734
Kraft Heinz	16,889	558,857
Kroger	12,040	558,536
Lancaster Colony	3,082	509,116
McCormick	6,822	559,950
MGP Ingredients	4,945	592,906
Molson Coors Beverage, Cl B	9,123	579,219
Mondelez International, Cl A	8,061	574,427
National Beverage*	11,206	574,980
PepsiCo	3,228	574,326
Philip Morris International	6,193	594,900
Post Holdings*	6,817	611,554
Procter & Gamble	3,837	592,203
Simply Good Foods*	15,553	561,152
SpartanNash	26,648	579,860
Sprouts Farmers Market*	15,676	639,424
Tootsie Roll Industries	17,422	560,118
TreeHouse Foods*	11,452	532,747
Universal	12,138	578,012
USANA Health Sciences*	8,989	577,903
Walmart	3,763	611,902
		27,227,237
Financials — 12.9%
Ambac Financial Group*	42,409	546,228
American Financial Group	5,344	619,477
AMERISAFE	11,059	572,856
Arch Capital Group*	7,767	596,972
Cboe Global Markets	4,093	612,763
Chubb	2,966	595,780
City Holding	6,123	559,397
CME Group, Cl A	2,906	588,988
Employers Holdings	15,243	597,983
Everest Re Group	1,677	604,860
EZCORP, Cl A*	64,556	542,916
Federated Hermes, Cl B	18,056	627,627
FirstCash Holdings	5,968	533,062

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2023 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials (continued)
Globe Life	5,246	$585,296
Hanover Insurance Group	5,304	566,043
Horace Mann Educators	20,682	592,746
Interactive Brokers Group, Cl A	6,672	607,686
Mercury General	19,517	558,381
Northfield Bancorp	50,283	529,983
Old Republic International	21,303	582,637
Progressive	4,709	628,511
Reinsurance Group of America, Cl A	4,246	588,581
RenaissanceRe Holdings	3,086	579,829
RLI	4,383	576,452
Safety Insurance Group	8,215	565,767
Selective Insurance Group	5,768	572,243
Travelers	3,533	569,626
United Fire Group	28,660	566,608
Unum Group	11,841	582,459
WisdomTree Investments	91,810	670,212
WR Berkley	9,626	595,464
		18,117,433
Health Care — 21.7%
AbbVie	4,033	592,690
Acadia Healthcare*	7,772	599,221
Addus HomeCare*	6,351	556,983
Amedisys*	6,486	608,063
Amgen	2,449	627,777
AMN Healthcare Services*	6,627	585,694
Amphastar Pharmaceuticals*	9,487	505,752
Boston Scientific*	11,748	633,688
Bristol-Myers Squibb	9,850	607,253
Cardinal Health	6,530	570,265
Chemed	1,159	592,759
Cigna Group	2,079	574,345
Corcept Therapeutics*	19,104	625,274
CorVel*	2,790	603,896
Elevance Health	1,286	568,425
Eli Lilly	1,326	734,868
Encompass Health	8,482	602,561
Enhabit*	43,748	560,412
Ensign Group	6,147	616,052
Exelixis*	29,396	658,175
Gilead Sciences	7,573	579,183
Haemonetics*	6,632	595,089
Halozyme Therapeutics*	14,050	597,968
Harmony Biosciences Holdings*	17,734	642,858
HealthEquity*	8,897	600,992
HealthStream	26,157	550,082
Humana	1,230	567,805
Incyte*	9,364	604,259
Description	Shares	Fair Value
Health Care (continued)
Innoviva*	43,909	$559,840
Ironwood Pharmaceuticals, Cl A*	53,535	471,108
Jazz Pharmaceuticals*	4,579	656,445
Johnson & Johnson	3,525	569,922
LeMaitre Vascular	10,477	605,675
LivaNova*	10,437	579,775
McKesson	1,413	582,608
Merck	5,675	618,462
Molina Healthcare*	1,967	610,006
Neurocrine Biosciences*	5,863	638,422
NextGen Healthcare*	35,808	652,063
Option Care Health*	17,850	621,715
Pacira BioSciences*	15,092	532,748
Perrigo PLC	16,338	571,830
Prestige Consumer Healthcare*	8,851	516,279
Quest Diagnostics	4,393	577,680
Regeneron Pharmaceuticals*	777	642,183
Supernus Pharmaceuticals*	18,516	589,549
UFP Technologies*	3,267	574,045
United Therapeutics*	2,521	565,612
UnitedHealth Group	1,185	564,747
Vanda Pharmaceuticals*	101,681	527,724
Varex Imaging*	26,260	516,534
Vertex Pharmaceuticals*	1,750	609,595
		30,716,956
Industrials — 8.8%
Brady, Cl A	11,734	591,863
BWX Technologies	8,068	595,096
CACI International, Cl A*	1,681	551,385
Curtiss-Wright	2,945	612,530
Exponent	6,756	607,095
FTI Consulting*	3,233	600,756
General Dynamics	2,660	602,862
Huntington Ingalls Industries	2,627	578,781
KBR	9,692	596,252
L3Harris Technologies	3,196	569,176
Leidos Holdings	6,136	598,321
Lockheed Martin	1,337	599,444
MDU Resources Group	28,360	577,410
National Presto Industries	7,449	557,558
Northrop Grumman	1,359	588,569
Raytheon Technologies	7,047	606,323
Republic Services, Cl A	4,012	578,250
Rollins	14,793	585,359
Science Applications International	4,896	576,063
UniFirst	3,604	634,772

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Waste Management	3,714	$582,281
		12,390,146
Information Technology — 5.5%
A10 Networks	37,664	560,817
Agilysys*	8,062	568,734
Aspen Technology*	3,163	613,622
CommVault Systems*	8,398	573,667
Genpact	16,446	613,929
Harmonic*	53,874	575,374
Insight Enterprises*	4,180	669,176
International Business Machines	4,131	606,555
MAXIMUS	7,486	605,019
National Instruments	10,075	600,470
NetScout Systems*	21,288	609,476
PC Connection	11,443	607,852
Progress Software	9,857	599,700
		7,804,391
Materials — 3.4%
AptarGroup	4,939	654,714
Corteva	10,636	537,224
Graphic Packaging Holding	25,761	572,925
Greif, Cl A	7,955	577,453
NewMarket	1,305	612,881
Royal Gold	5,255	589,033
Silgan Holdings	13,564	612,143
Valvoline	16,262	560,063
		4,716,436
Real Estate — 4.5%
CareTrust‡	29,123	586,829
Community Healthcare Trust‡	16,347	542,557
Easterly Government Properties, Cl A‡	41,264	551,700
Equity LifeStyle Properties‡	8,572	573,981
Four Corners Property Trust‡	23,284	585,825
Getty Realty‡	19,018	570,920
LTC Properties‡	17,670	580,636
National Retail Properties‡	14,778	582,105
Omega Healthcare Investors‡	18,832	599,235
Physicians Realty Trust‡	41,008	570,421
Universal Health Realty Income Trust‡	12,544	584,927
		6,329,136
Utilities — 11.6%
ALLETE	10,686	586,661
American States Water	6,929	583,491
Atmos Energy	5,081	589,142
Avista	16,087	535,536
Black Hills	10,474	576,070
Description	Shares	Fair Value
Utilities (continued)
California Water Service Group	11,579	$581,845
CenterPoint Energy	20,525	572,442
Chesapeake Utilities	5,287	582,099
CMS Energy	10,321	579,937
Consolidated Edison	6,672	593,542
Duke Energy	6,661	591,497
Evergy	10,399	571,633
Hawaiian Electric Industries	16,065	225,231
IDACORP	6,042	579,065
Middlesex Water	7,450	560,687
National Fuel Gas	11,018	592,107
New Jersey Resources	13,372	563,897
Northwest Natural Holding	14,417	566,300
NorthWestern	10,973	553,039
OGE Energy	17,181	585,013
ONE Gas	7,692	557,439
Otter Tail	6,644	547,266
PNM Resources	13,441	595,572
Portland General Electric	12,786	560,794
SJW Group	8,603	565,733
Southern	8,783	594,873
Spire	9,805	572,710
Unitil	11,922	582,032
WEC Energy Group	6,828	574,371
		16,320,024

Total Common Stock
(Cost $139,662,667)		140,123,339

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Cl Institutional 5.25%(A)	452,753	452,753

Total Short-Term Investment (Cost $452,753)		452,753

Total Investments - 99.9%
(Cost $140,115,420)		$140,576,092

Percentages are based on Net Assets of $140,682,457.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2023.

Cl — Class

PLC — Public Limited Company

MER-QH-001-0700

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.7%

Communication Services — 5.5%
Alphabet, Cl A*	19,312	$2,629,715
Netflix*	5,788	2,510,140
Verizon Communications	152,006	5,317,170
		10,457,025
Consumer Discretionary — 6.5%
Booking Holdings*	872	2,707,587
General Motors	66,648	2,233,374
Lowe's	10,932	2,519,607
McDonald's	8,727	2,453,596
NIKE, Cl B	23,222	2,361,910
		12,276,074
Consumer Staples — 20.8%
Altria Group	224,946	9,947,112
Coca-Cola	41,130	2,460,808
Colgate-Palmolive	66,301	4,871,135
Costco Wholesale	4,573	2,511,857
Kraft Heinz	141,626	4,686,404
PepsiCo	27,196	4,838,712
Philip Morris International	25,856	2,483,727
Procter & Gamble	16,259	2,509,414
Walmart	31,934	5,192,788
		39,501,957
Energy — 6.8%
Chevron	31,306	5,043,397
ConocoPhillips	43,290	5,152,809
Exxon Mobil	23,828	2,649,435
		12,845,641
Financials — 7.4%
American Express	14,975	2,365,900
American International Group	42,075	2,462,229
Capital One Financial	21,808	2,232,921
Citigroup	53,973	2,228,545
Goldman Sachs Group	7,098	2,326,086
JPMorgan Chase	16,160	2,364,693
		13,980,374
Health Care — 26.7%
AbbVie	34,209	5,027,355
Amgen	21,891	5,611,539
Bristol-Myers Squibb	123,879	7,637,140
Eli Lilly	16,819	9,321,089
Gilead Sciences	100,718	7,702,912
Johnson & Johnson	15,041	2,431,829
Merck	72,400	7,890,152
UnitedHealth Group	10,065	4,796,778
		50,418,794
Description	Shares	Fair Value
Industrials — 5.2%
Caterpillar	8,798	$2,473,382
General Electric	22,436	2,568,024
Lockheed Martin	5,630	2,524,211
United Parcel Service, Cl B	13,695	2,319,933
		9,885,550
Information Technology — 17.0%
Accenture PLC, Cl A	7,913	2,561,992
Adobe*	4,625	2,586,948
Advanced Micro Devices*	21,605	2,284,081
Apple	25,978	4,880,487
Broadcom	2,758	2,545,331
Cisco Systems	48,246	2,766,908
International Business Machines	17,726	2,602,709
Microsoft	7,549	2,474,260
NVIDIA	5,462	2,695,770
QUALCOMM	38,474	4,406,426
Texas Instruments	14,240	2,393,174
		32,198,086
Materials — 2.6%
Dow	45,545	2,484,935
Linde	6,536	2,529,694
		5,014,629
Real Estate — 1.2%
Simon Property Group‡	20,251	2,298,286

Total Common Stock
(Cost $179,898,362)		188,876,416

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Cl Institutional 5.25%(A)	367,128	367,128

Total Short-Term Investment (Cost $367,128)		367,128

Total Investments - 99.9%
(Cost $180,265,490)		$189,243,544

Percentages are based on Net Assets of $189,485,957

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2023.

Cl — Class

PLC — Public Limited Company

MER-QH-001-0700

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 2.3%
ATN International	19,639	$704,451
Scholastic	16,903	734,435
		1,438,886
Consumer Discretionary — 15.0%
Buckle	20,607	752,979
Century Communities	9,940	738,045
Chico's FAS*	121,912	625,409
Ethan Allen Interiors	20,769	651,731
M*	7,801	765,903
MDC Holdings	14,901	707,052
Meritage Homes	5,118	711,607
Movado Group	26,860	734,621
Patrick Industries	8,735	730,595
Perdoceo Education	53,085	879,618
Strategic Education	9,817	760,818
Stride*	18,911	803,528
Tri Pointe Homes*	24,144	750,879
		9,612,785
Consumer Staples — 12.3%
Andersons	14,039	721,043
Edgewell Personal Care	17,913	690,725
Fresh Del Monte Produce	26,725	682,824
Hostess Brands, Cl A*	31,316	891,879
J & J Snack Foods	4,228	685,486
John B Sanfilippo & Son	6,844	686,795
National Beverage*	13,734	704,692
SpartanNash	33,319	725,021
Tootsie Roll Industries	21,543	692,612
TreeHouse Foods*	14,242	662,538
Universal	14,910	710,014
		7,853,629
Energy — 12.8%
California Resources	14,190	792,370
Civitas Resources	10,221	840,370
Comstock Resources	61,259	751,035
CVR Energy	20,164	659,363
Dorian LPG	26,476	683,081
NexTier Oilfield Solutions*	62,290	660,897
Par Pacific Holdings*	23,111	793,863
RPC	88,730	708,953
SM Energy	19,839	839,388
US Silica Holdings*	58,085	716,188
World Kinect	33,637	736,650
		8,182,158
Financials — 10.1%
Ambac Financial Group*	52,933	681,777
Description	Shares	Fair Value
Financials (continued)
AMERISAFE	13,806	$715,151
Employers Holdings	18,945	743,212
Enova International*	13,696	690,963
Genworth Financial, Cl A*	123,540	715,297
Horace Mann Educators	26,011	745,476
Mr Cooper Group*	12,462	706,097
Radian Group	26,929	729,237
Safety Insurance Group	10,238	705,091
		6,432,301
Health Care — 19.0%
Addus HomeCare*	7,811	685,025
Amphastar Pharmaceuticals*	11,731	625,380
Corcept Therapeutics*	23,688	775,308
Cross Country Healthcare*	33,637	866,488
Dynavax Technologies*	55,265	793,606
Enhabit*	54,734	701,143
Harmony Biosciences Holdings*	22,727	823,854
HealthStream	32,049	673,990
Innoviva*	112,801	1,438,213
Ironwood Pharmaceuticals, Cl A*	135,033	1,188,291
LeMaitre Vascular	12,933	747,657
NextGen Healthcare*	44,713	814,224
Prestige Consumer Healthcare*	11,125	648,921
Supernus Pharmaceuticals*	23,234	739,771
Vanda Pharmaceuticals*	131,207	680,964
		12,202,835
Industrials — 9.4%
Boise Cascade	6,730	736,060
Encore Wire	4,483	738,843
Matson	7,707	677,291
Mueller Industries	9,420	726,847
Resources Connection	45,849	711,118
Titan International*	64,348	810,141
Veritiv	5,280	888,783
Wabash National	30,976	698,509
		5,987,592
Information Technology — 2.5%
Agilysys*	10,116	713,633
Insight Enterprises*	5,318	851,359
		1,564,992
Materials — 4.2%
AdvanSix	18,791	621,606
FutureFuel	76,526	541,804
Olympic Steel	14,596	781,178
Warrior Met Coal	19,357	765,763
		2,710,351
Real Estate — 5.6%
CareTrust‡	35,766	720,685

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Real Estate (continued)
Community Healthcare Trust‡	20,533	$681,490
Four Corners Property Trust‡	29,100	732,156
Getty Realty‡	23,703	711,564
LTC Properties‡	21,972	722,000
		3,567,895
Utilities — 6.6%
American States Water	8,612	725,217
Avista	19,603	652,584
Chesapeake Utilities	6,437	708,713
Northwest Natural Holding	17,420	684,258
SJW Group	10,753	707,117
Unitil	14,925	728,638
		4,206,527

Total Common Stock
(Cost $62,491,933)		63,759,951

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Cl Institutional 5.25%(A)	48,869	48,869

Total Short-Term Investment (Cost $48,869)		48,869

Total Investments - 99.9%
(Cost $62,540,802)		$63,808,820

Percentages are based on Net Assets of $63,865,394

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2023.

Cl — Class

MER-QH-001-0700

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

Communication Services — 5.1%
Alphabet, Cl A*	10,792	$1,469,546
Cargurus, Cl A*	1,696	30,715
Yelp, Cl A*	794	34,023
		1,534,284
Consumer Discretionary — 5.0%
Cavco Industries*	105	29,350
Deckers Outdoor*	322	170,367
Grand Canyon Education*	377	44,203
Lululemon Athletica*	1,542	587,902
Murphy USA	257	81,633
NVR*	41	261,471
Skyline Champion*	672	47,893
Ulta Beauty*	642	266,450
XPEL*	263	21,908
		1,511,177
Consumer Staples — 4.6%
Cal-Maine Foods	599	28,626
Celsius Holdings*	704	138,012
Coca-Cola Consolidated	60	41,934
Kimberly-Clark	4,419	569,300
Lancaster Colony	253	41,793
Monster Beverage*	9,642	553,548
National Beverage*	301	15,444
		1,388,657
Energy — 2.3%
Cheniere Energy	2,999	489,437
Crescent Energy, Cl A	1,601	21,822
NexTier Oilfield Solutions*	2,563	27,193
Par Pacific Holdings*	709	24,354
Texas Pacific Land	66	124,394
		687,200
Financials — 11.3%
Apollo Global Management	4,733	413,380
Kinsale Capital Group	283	112,812
Mastercard, Cl A	3,274	1,350,983
PJT Partners	486	38,389
StoneCo, Cl A*	3,659	44,859
Visa, Cl A	5,878	1,444,108
		3,404,531
Health Care — 23.3%
Axonics*	660	37,818
Catalyst Pharmaceuticals*	1,251	17,564
Cencora, Cl A	2,246	395,251
Chemed	196	100,242
Corcept Therapeutics*	908	29,719
Description	Shares	Fair Value
Health Care (continued)
CorVel*	120	$25,974
Dynavax Technologies*	1,500	21,540
Edwards Lifesciences*	7,884	602,889
Humana	1,556	718,297
IDEXX Laboratories*	1,091	557,948
Incyte*	2,440	157,453
Inmode*	899	35,142
Inspire Medical Systems*	393	89,164
Intuitive Surgical*	3,719	1,162,857
Ironwood Pharmaceuticals, Cl A*	1,728	15,206
Karuna Therapeutics*	452	84,868
Lantheus Holdings*	983	67,277
Neurocrine Biosciences*	1,289	140,359
Regeneron Pharmaceuticals*	1,313	1,085,181
Shockwave Medical*	483	106,448
Veeva Systems, Cl A*	2,092	436,600
Vertex Pharmaceuticals*	3,330	1,159,973
		7,047,770
Industrials — 11.1%
Atkore*	529	81,450
Cintas	1,122	565,678
Copart*	11,120	498,509
Expeditors International of Washington	1,967	229,569
Exponent	659	59,218
Fastenal	7,496	431,620
Graco	2,160	170,511
Landstar System	468	88,831
Mueller Industries	721	55,632
Old Dominion Freight Line	1,285	549,171
Rollins	3,423	135,448
UFP Industries	766	79,932
WW Grainger	581	414,915
		3,360,484
Information Technology — 36.9%
Accenture PLC, Cl A	4,045	1,309,650
Adobe*	2,412	1,349,129
Allegro MicroSystems*	960	36,720
Apple	7,937	1,491,125
Arista Networks*	3,083	601,894
Autodesk*	2,813	624,317
Axcelis Technologies*	437	83,970
Badger Meter	375	62,280
Cadence Design Systems*	3,443	827,835
CommVault Systems*	553	37,775
Fortinet*	10,911	656,951
KLA	1,754	880,281
Lattice Semiconductor*	1,732	168,454

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology (continued)
Manhattan Associates*	786	$159,259
Monolithic Power Systems	578	301,259
PDF Solutions*	431	15,663
Power Integrations	767	64,443
Pure Storage, Cl A*	3,716	135,968
Qualys*	438	68,175
Rambus*	1,403	79,227
ServiceNow*	2,119	1,247,731
SPS Commerce*	471	87,667
Synopsys*	1,954	896,671
		11,186,444
Materials — 0.1%
Alpha Metallurgical Resources	157	31,846

Real Estate — 0.1%
eXp World Holdings	987	18,970

Total Common Stock
(Cost $27,315,111)		30,171,363

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Cl Institutional 5.25%(A)	93,273	93,273

Total Short-Term Investment (Cost $93,273)		93,273

Total Investments - 100.1%
(Cost $27,408,384)		$30,264,636

Percentages are based on Net Assets of $30,222,252.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of August 31, 2023.

Cl — Class

PLC — Public Limited Company

MER-QH-001-0700